Deposits	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
DEPOSITS

11. DEPOSITS

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

	September 30,	September 30,
December 31,	2011	2010
Interest-bearing demand deposits	$1,244,590	$1,364,858
Non-interest-bearing demand deposits	527,796	498,082
Savings deposits	262,044	279,086
Time deposits under $100,000	376,369	480,993
Time deposits $100,000 or more	177,747	228,121
Brokered time deposits	79,431	89,320

Total	$2,667,977	$2,940,460

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS (1)

September 30,
Years Ended December 31,	Amount
2012	$512,805
2013	70,783
2014	37,315
2015	9,823
2016	2,248
Thereafter	573

Total	$633,547

(1)	Amounts include brokered time deposits.

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Savings deposits	$1,412	$2,283	$2,937
Time deposits	10,301	15,805	30,748
Interest-bearing demand deposits	7,024	10,692	10,672

Total	$18,737	$28,780	$44,357